SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Non Life
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Deferred Policy Acquisition Costs		$ 543,416		$ 640,442	$ 553,535
Liability for Unpaid Losses and Loss Expenses		11,395,321		10,363,383	9,895,376
Unearned Premiums		2,257,441		2,420,009	2,062,736
Premiums Earned		5,054,529		5,058,056	4,301,862
Losses and Loss Expenses Incurred Related to - Current year		3,945,248	[1]	3,716,988	3,417,366
Losses and Loss Expenses Incurred Related to - Prior year		71,456	[1]	(56,848)	(248,719)
Acquisition Costs		1,254,067		1,306,388	1,107,760
Paid Losses and Loss Expenses		3,232,604		3,090,670	2,921,987
Premiums Written		4,825,919		$ 5,438,807	$ 4,592,282
Corporate and Other
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Losses and Loss Expenses Incurred Related to - Current year	[1]	$ 3,000

[1]
(1) Includes the Company's P&C and Specialty segments.
(2) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other.